JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 1.1%
Glencore plc	6,251,505	34,688,611
Rio Tinto plc	651,596	42,375,191
		77,063,802
Austria — 0.5%
ANDRITZ AG	42,957	2,751,838
BAWAG Group AG (a)	49,774	3,634,996
Erste Group Bank AG	193,793	10,080,389
EVN AG	22,507	735,655
Mondi plc	279,093	5,456,730
OMV AG	90,091	3,769,420
Raiffeisen Bank International AG	92,784	1,808,854
Strabag SE	7,984	334,394
Telekom Austria AG	87,115	807,039
Verbund AG	43,238	3,471,824
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,809	734,653
voestalpine AG	68,560	1,758,348
		35,344,140
Belgium — 1.3%
Ackermans & van Haaren NV	14,000	2,686,033
Ageas SA	102,171	4,877,773
Anheuser-Busch InBev SA	590,076	35,035,282
Azelis Group NV	72,813	1,379,360
Colruyt Group NV	27,037	1,296,887
D'ieteren Group	12,856	2,954,544
Elia Group SA/NV	17,664	1,834,588
Groupe Bruxelles Lambert NV	53,158	3,967,134
KBC Group NV	168,090	13,001,077
Sofina SA	8,860	2,093,416
Syensqo SA	46,292	4,093,502
UCB SA	75,933	12,687,973
Umicore SA (b)	118,371	1,625,719
Warehouses De Pauw CVA, REIT	109,169	2,957,299
		90,490,587
Brazil — 0.0% ^
Yara International ASA	102,825	2,929,109
Chile — 0.1%
Antofagasta plc	207,320	5,398,444
China — 0.4%
Prosus NV	890,782	31,073,418
Denmark — 5.8%
AP Moller - Maersk A/S, Class A	1,499	2,435,031
AP Moller - Maersk A/S, Class B	2,280	3,771,893
Carlsberg A/S, Class B	57,408	6,932,417
Coloplast A/S, Class B	91,136	11,847,731
Danske Bank A/S	427,215	13,065,296

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Demant A/S *	56,822	2,178,525
DSV A/S	108,230	19,854,220
Genmab A/S *	40,716	11,501,115
Novo Nordisk A/S, Class B	2,139,569	283,477,698
Novonesis (Novozymes) B	222,968	14,193,535
Orsted A/S * (a)	119,154	7,102,057
Pandora A/S	51,284	8,038,937
Tryg A/S	199,690	4,372,037
Vestas Wind Systems A/S *	633,839	15,685,642
		404,456,134
Finland — 1.6%
Elisa OYJ	90,770	4,226,382
Fortum OYJ	276,200	4,247,125
Huhtamaki OYJ	53,700	2,175,894
Kesko OYJ, Class A	57,919	1,081,553
Kesko OYJ, Class B	170,483	3,083,818
Kone OYJ, Class B	223,956	11,436,223
Metso OYJ	443,677	4,507,999
Neste OYJ	270,274	5,454,894
Nokia OYJ	3,287,247	12,918,568
Nordea Bank Abp	2,005,476	23,484,532
Orion OYJ, Class A	17,432	797,079
Orion OYJ, Class B	67,545	3,104,582
Sampo OYJ, Class A	295,264	12,942,927
Stora Enso OYJ, Class R	373,054	4,663,593
UPM-Kymmene OYJ	336,971	11,145,665
Wartsila OYJ Abp	305,983	6,323,090
		111,593,924
France — 13.8%
Aeroports de Paris SA	22,535	2,960,792
Air Liquide SA	363,002	66,232,822
Airbus SE	369,953	55,983,780
Amundi SA (a)	39,310	2,868,873
AXA SA	1,113,925	39,109,725
BioMerieux	26,976	2,846,682
BNP Paribas SA	654,365	44,833,005
Bollore SE (b)	444,078	2,764,315
Bouygues SA	130,327	4,499,672
Bureau Veritas SA (b)	199,209	6,233,095
Capgemini SE	102,092	20,267,659
Carrefour SA	348,263	5,195,124
Cie de Saint-Gobain SA	289,931	24,871,951
Cie Generale des Etablissements Michelin SCA	432,744	17,131,849
Credit Agricole SA	772,586	11,724,355
Danone SA	405,633	26,351,990
Dassault Aviation SA	12,564	2,529,562
Dassault Systemes SE	443,519	16,813,260

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Edenred SE	157,260	6,548,117
Eiffage SA	46,028	4,580,786
Engie SA	1,165,730	18,325,470
EssilorLuxottica SA	194,114	44,421,004
Getlink SE	191,655	3,415,267
Hermes International SCA	21,469	46,916,962
Ipsen SA	22,105	2,481,955
Kering SA	44,538	13,679,313
Legrand SA	165,017	17,829,580
L'Oreal SA	153,279	66,285,177
LVMH Moet Hennessy Louis Vuitton SE	162,620	114,706,034
Orange SA	1,110,753	12,326,329
Pernod Ricard SA	126,297	16,899,450
Publicis Groupe SA	143,563	14,987,473
Safran SA	216,497	47,562,805
Sartorius Stedim Biotech	17,466	3,485,354
Societe Generale SA	452,551	11,737,808
Sodexo SA	52,628	4,984,259
Thales SA	58,855	9,355,210
TotalEnergies SE	1,365,234	92,107,346
Veolia Environnement SA	392,749	12,337,704
Vinci SA	297,826	33,987,301
Vivendi SE	420,284	4,484,752
		956,663,967
Germany — 12.3%
adidas AG	100,420	25,164,989
Allianz SE (Registered)	247,471	69,704,021
BASF SE	563,826	26,250,143
Bayer AG (Registered)	579,218	17,232,141
Bayerische Motoren Werke AG	182,790	16,953,620
Bayerische Motoren Werke AG (Preference)	37,260	3,194,359
Beiersdorf AG	61,643	8,947,307
Brenntag SE	78,841	5,608,459
Carl Zeiss Meditec AG (b)	23,108	1,580,924
Commerzbank AG	591,508	9,643,044
Continental AG	68,430	4,195,023
Covestro AG * (a)	114,827	6,759,735
Daimler Truck Holding AG	305,238	11,784,928
Deutsche Bank AG (Registered)	1,188,870	18,505,332
Deutsche Boerse AG	116,153	23,784,480
Deutsche Lufthansa AG (Registered) (b)	378,156	2,369,823
Deutsche Post AG	619,415	27,629,341
Deutsche Telekom AG (Registered)	2,183,778	57,122,159
Dr Ing hc F Porsche AG (Preference) (a)	69,683	5,247,179
E.ON SE	1,398,719	19,614,417
Evonik Industries AG	126,831	2,568,543
Fresenius SE & Co. KGaA *	259,878	9,311,634

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Hannover Rueck SE	38,102	9,460,369
Heidelberg Materials AG	82,336	8,577,700
Henkel AG & Co. KGaA	60,981	4,724,984
Henkel AG & Co. KGaA (Preference)	103,052	8,815,258
Infineon Technologies AG	799,119	27,759,928
Mercedes-Benz Group AG	505,789	33,434,920
Merck KGaA	81,769	14,609,862
MTU Aero Engines AG	32,955	9,331,661
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	85,042	41,885,298
Rheinmetall AG	27,348	14,895,270
RWE AG	427,244	15,945,133
SAP SE	674,958	142,699,834
Sartorius AG (Preference) (b)	15,443	4,379,976
Siemens AG (Registered)	447,579	81,950,421
Siemens Energy AG * (b)	324,394	9,419,930
Siemens Healthineers AG (a)	170,309	9,128,416
Symrise AG	79,408	10,007,900
Talanx AG	38,183	2,900,818
Volkswagen AG (Preference)	126,982	14,171,581
Vonovia SE	514,865	15,785,868
		853,056,728
Hong Kong — 0.2%
Prudential plc	1,685,737	15,212,750
Ireland — 0.3%
Kerry Group plc, Class A	96,840	9,054,135
Kingspan Group plc	98,119	9,180,432
		18,234,567
Italy — 4.1%
A2A SpA	981,883	2,079,698
Amplifon SpA	82,303	2,613,978
Banca Mediolanum SpA	130,968	1,546,248
Banco BPM SpA	829,130	5,740,627
Buzzi SpA	52,398	2,054,214
Coca-Cola HBC AG	128,953	4,705,484
Davide Campari-Milano NV	359,878	3,245,552
DiaSorin SpA	13,633	1,486,964
Enel SpA	4,904,074	35,011,051
Eni SpA	1,332,498	21,319,703
Ferrari NV	76,865	31,635,533
FinecoBank Banca Fineco SpA	385,623	6,546,424
Generali	635,572	16,450,526
Hera SpA	569,756	2,084,736
Infrastrutture Wireless Italiane SpA (a)	220,436	2,452,840
Intesa Sanpaolo SpA	10,165,992	41,282,406
Leonardo SpA	253,112	6,030,493
Mediobanca Banca di Credito Finanziario SpA	370,888	6,020,714
Moncler SpA	135,538	8,081,598

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Nexi SpA * (a)	394,616	2,422,027
Pirelli & C SpA (a)	173,040	1,083,280
Poste Italiane SpA (a)	289,818	3,923,427
Prysmian SpA	172,469	11,856,305
Recordati Industria Chimica e Farmaceutica SpA	61,454	3,345,754
Snam SpA	1,355,652	6,478,154
Telecom Italia SpA * (b)	6,367,996	1,560,876
Telecom Italia SpA *	3,808,704	1,030,905
Terna - Rete Elettrica Nazionale	888,310	7,397,189
UniCredit SpA	1,056,699	43,403,598
		282,890,304
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	97,058	2,373,054
Luxembourg — 0.3%
ArcelorMittal SA	302,217	6,881,688
CVC Capital Partners plc * (a)	389,267	7,311,388
Eurofins Scientific SE	81,758	4,840,394
		19,033,470
Mexico — 0.0% ^
Fresnillo plc	108,431	821,681
Netherlands — 6.7%
Adyen NV * (a)	19,356	23,677,021
Aegon Ltd.	908,856	5,881,438
Akzo Nobel NV	107,777	6,664,095
Argenx SE *	31,212	15,958,270
Argenx SE *	6,166	3,101,015
ASM International NV	27,840	19,154,515
ASML Holding NV	248,677	231,560,907
EXOR NV	63,054	6,463,823
HAL Trust	22,514	2,781,323
Heineken Holding NV	82,443	6,075,264
Heineken NV	177,547	15,755,655
ING Groep NV	2,086,799	37,877,382
JDE Peet's NV	75,366	1,657,352
Koninklijke Ahold Delhaize NV	575,036	18,524,902
Koninklijke KPN NV	2,489,583	9,809,419
Koninklijke Philips NV *	485,571	13,639,537
NN Group NV	172,934	8,678,552
Universal Music Group NV	598,300	14,254,193
Wolters Kluwer NV	149,994	25,110,403
		466,625,066
Norway — 1.0%
Aker ASA, Class A	15,001	879,984
Aker BP ASA	193,752	4,691,553
AutoStore Holdings Ltd. * (a)	571,319	720,106
DNB Bank ASA	547,812	11,317,827

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Equinor ASA	563,329	14,917,062
Gjensidige Forsikring ASA	105,366	1,782,558
Kongsberg Gruppen ASA	55,184	5,549,009
Mowi ASA	279,993	4,725,867
Norsk Hydro ASA	826,921	4,586,812
Orkla ASA	472,094	3,984,234
Salmar ASA	47,654	2,741,766
Schibsted ASA, Class A	44,549	1,280,458
Schibsted ASA, Class B	56,244	1,528,969
Storebrand ASA	279,324	2,803,565
Telenor ASA	398,065	4,742,952
Var Energi ASA	514,261	1,638,239
		67,890,961
Poland — 0.6%
Allegro.eu SA * (a)	394,830	3,626,919
Bank Polska Kasa Opieki SA	132,795	5,379,676
Dino Polska SA * (a)	30,253	2,686,645
ING Bank Slaski SA	20,498	1,561,772
KGHM Polska Miedz SA	86,274	2,965,848
LPP SA	705	2,702,932
ORLEN SA	367,401	5,990,864
Powszechna Kasa Oszczednosci Bank Polski SA	541,823	8,052,268
Powszechny Zaklad Ubezpieczen SA	359,045	4,396,908
Santander Bank Polska SA	21,086	2,778,680
		40,142,512
Portugal — 0.2%
EDP SA	1,790,014	7,377,488
Galp Energia SGPS SA	276,788	5,819,862
Jeronimo Martins SGPS SA	173,968	3,040,671
		16,238,021
Russia — 0.0% ^
Evraz plc ‡ *	453,755	23,881
Singapore — 0.2%
STMicroelectronics NV	412,085	13,624,710
South Africa — 0.3%
Anglo American plc	765,961	23,221,118
Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	127,857	5,712,229
Aena SME SA (a)	46,465	8,828,289
Amadeus IT Group SA	275,167	18,122,743
Banco Bilbao Vizcaya Argentaria SA	3,638,027	38,130,950
Banco Santander SA	9,830,733	47,424,938
CaixaBank SA	2,479,220	14,459,409
Cellnex Telecom SA (a)	371,407	12,953,464
EDP Renovaveis SA	158,700	2,467,157

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Endesa SA	200,123	3,883,228
Iberdrola SA	3,625,814	47,890,482
Industria de Diseno Textil SA	700,384	34,030,871
Naturgy Energy Group SA	79,780	1,921,405
Redeia Corp. SA	238,288	4,230,774
Repsol SA	722,915	10,310,886
Telefonica SA	2,978,736	13,491,410
		263,858,235
Sweden — 5.2%
Alfa Laval AB	182,798	8,082,606
Assa Abloy AB, Class B	665,675	20,272,671
Atlas Copco AB, Class A	1,598,839	28,455,591
Atlas Copco AB, Class B	986,238	15,430,603
Axfood AB	67,877	1,683,425
Beijer Ref AB (b)	231,986	3,683,853
Boliden AB	172,649	5,280,059
Castellum AB *	267,525	3,351,208
Epiroc AB, Class A	393,253	7,340,219
Epiroc AB, Class B	246,575	4,146,016
EQT AB	442,821	14,338,503
Essity AB, Class A	13,994	393,325
Essity AB, Class B	382,999	10,768,523
Evolution AB (a)	118,627	11,491,311
Fastighets AB Balder, Class B * (b)	418,250	3,084,317
Getinge AB, Class B	137,422	2,683,558
H & M Hennes & Mauritz AB, Class B (b)	358,303	5,574,280
Hexagon AB, Class B	1,332,221	13,567,932
Holmen AB, Class B	49,735	1,955,183
Husqvarna AB, Class B	216,777	1,463,928
Industrivarden AB, Class A	78,505	2,693,050
Industrivarden AB, Class C	97,808	3,315,413
Indutrade AB	168,958	4,968,222
Investment AB Latour, Class B	91,540	2,688,206
Investor AB, Class A	359,286	10,157,236
Investor AB, Class B	1,100,441	31,241,662
L E Lundbergforetagen AB, Class B	47,414	2,396,946
Lifco AB, Class B	142,601	4,230,473
Nibe Industrier AB, Class B (b)	1,036,295	4,553,734
Nordnet AB publ	98,699	2,016,417
Saab AB, Class B	226,538	5,230,996
Sagax AB, Class B	135,526	3,348,089
Sagax AB, Class D	69,432	203,622
Sandvik AB	589,034	12,058,601
Securitas AB, Class B (b)	333,629	3,589,051
Skandinaviska Enskilda Banken AB, Class A	880,986	13,549,123
Skandinaviska Enskilda Banken AB, Class C	12,870	202,590
Skanska AB, Class B	199,819	3,906,815

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
SKF AB, Class A	8,095	150,484
SKF AB, Class B	227,207	4,223,974
SSAB AB, Class A	149,450	771,042
SSAB AB, Class B	357,389	1,811,501
Svenska Cellulosa AB SCA, Class A	11,992	164,608
Svenska Cellulosa AB SCA, Class B	355,148	4,827,770
Svenska Handelsbanken AB, Class A	876,313	8,845,391
Svenska Handelsbanken AB, Class B (b)	22,244	274,840
Swedbank AB, Class A	624,024	13,269,218
Swedish Orphan Biovitrum AB *	101,383	2,648,841
Tele2 AB, Class B	348,702	3,590,118
Telefonaktiebolaget LM Ericsson, Class A	34,689	237,984
Telefonaktiebolaget LM Ericsson, Class B	1,654,647	11,377,123
Telia Co. AB	1,421,074	4,130,172
Trelleborg AB, Class B	133,207	4,950,316
Volvo AB, Class A	106,902	2,779,079
Volvo AB, Class B	941,304	24,022,795
Volvo Car AB, Class B *	333,195	945,388
		362,418,001
Switzerland — 8.9%
ABB Ltd. (Registered)	1,006,560	55,870,756
Chocoladefabriken Lindt & Spruengli AG	637	7,983,910
Chocoladefabriken Lindt & Spruengli AG (Registered)	69	8,544,166
Cie Financiere Richemont SA (Registered)	336,996	51,402,462
DSM-Firmenich AG	136,260	17,396,168
EMS-Chemie Holding AG (Registered)	4,244	3,548,986
Galderma Group AG *	34,194	2,691,499
Geberit AG (Registered)	21,249	13,528,520
Givaudan SA (Registered)	5,825	28,577,776
Julius Baer Group Ltd.	124,657	6,822,185
Kuehne + Nagel International AG (Registered)	31,358	9,720,687
Lonza Group AG (Registered)	44,183	29,421,885
Novartis AG (Registered)	1,290,351	144,039,105
Partners Group Holding AG	13,609	18,318,312
Sandoz Group AG	249,034	10,801,416
Schindler Holding AG	25,771	6,897,716
Schindler Holding AG (Registered)	12,936	3,396,212
SGS SA (Registered)	96,254	10,523,765
Sika AG (Registered)	101,200	30,725,954
Sonova Holding AG (Registered)	30,941	9,484,530
Straumann Holding AG (Registered)	70,304	9,065,825
Swatch Group AG (The)	18,206	3,749,616
Swatch Group AG (The) (Registered)	33,513	1,358,870
Swiss Life Holding AG (Registered)	17,500	13,400,006
Swisscom AG (Registered)	16,010	9,798,798

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
UBS Group AG (Registered)	2,024,043	61,329,866
Zurich Insurance Group AG	90,885	49,965,873
		618,364,864
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 17.3%
3i Group plc	614,870	24,736,669
Admiral Group plc	140,554	4,981,181
Ashtead Group plc	276,113	19,926,365
Associated British Foods plc	207,495	6,624,333
AstraZeneca plc	979,315	155,584,638
Auto Trader Group plc (a)	549,306	5,753,904
Aviva plc	1,707,467	10,999,298
B&M European Value Retail SA	574,778	3,461,301
BAE Systems plc	1,907,852	31,819,373
Barclays plc	9,524,637	28,481,584
Barratt Developments plc	615,786	4,166,958
Berkeley Group Holdings plc	67,022	4,375,357
British American Tobacco plc	1,266,066	44,921,329
BT Group plc	3,983,412	7,223,932
Bunzl plc	205,014	8,589,959
Burberry Group plc	218,921	2,190,922
Centrica plc	3,364,942	5,737,146
Coca-Cola Europacific Partners plc	129,309	9,539,125
Compass Group plc	1,079,907	33,255,754
ConvaTec Group plc (a)	1,028,431	3,098,641
Croda International plc	82,124	4,269,970
DCC plc	62,391	4,298,426
Diageo plc	1,404,839	43,711,543
DS Smith plc	870,318	5,087,926
Entain plc	403,747	2,966,982
Flutter Entertainment plc *	100,734	19,925,768
Halma plc	239,726	8,205,478
Hargreaves Lansdown plc	223,450	3,174,351
Hiscox Ltd.	219,223	3,580,078
Howden Joinery Group plc	334,338	4,042,210
HSBC Holdings plc	11,897,320	108,195,447
Imperial Brands plc	545,303	15,029,558
Informa plc	830,325	9,279,035
InterContinental Hotels Group plc	100,056	10,080,209
Intermediate Capital Group plc	183,533	5,180,539
International Consolidated Airlines Group SA *	2,316,908	4,950,304
Intertek Group plc	101,995	6,623,348
J Sainsbury plc	1,029,314	3,650,151
JD Sports Fashion plc	1,581,905	2,676,338
Kingfisher plc	1,175,469	4,178,947
Land Securities Group plc, REIT	443,635	3,627,785

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Legal & General Group plc	3,770,094	11,244,780
Lloyds Banking Group plc	38,832,953	29,666,441
London Stock Exchange Group plc	268,450	32,677,273
M&G plc	1,432,176	3,910,767
Melrose Industries plc	770,395	5,833,672
National Grid plc	3,010,134	38,193,121
NatWest Group plc	3,752,682	17,804,556
Next plc	73,868	8,633,672
Pearson plc	427,781	5,804,124
Persimmon plc	201,896	4,117,119
Phoenix Group Holdings plc	473,526	3,335,089
Reckitt Benckiser Group plc	445,438	23,961,735
RELX plc	1,181,795	55,777,785
Rentokil Initial plc	1,530,079	9,342,902
Rightmove plc	501,965	3,729,527
Rolls-Royce Holdings plc *	5,318,126	30,793,029
Sage Group plc (The)	613,182	8,571,404
Schroders plc	582,510	2,943,701
Segro plc, REIT	773,730	9,107,275
Severn Trent plc	166,895	5,517,495
Smith & Nephew plc	551,356	7,946,599
Smiths Group plc	219,533	5,042,492
Spirax Group plc	46,661	5,447,532
SSE plc	690,592	16,713,571
Standard Chartered plc	1,341,455	13,251,274
Taylor Wimpey plc	2,232,045	4,576,084
Tesco plc	4,266,798	18,195,645
Unilever plc	1,580,052	97,101,638
United Utilities Group plc	418,240	5,558,258
Vodafone Group plc	13,224,869	12,375,173
Weir Group plc (The)	159,391	4,160,871
Whitbread plc	107,681	4,034,806
Wise plc, Class A *	439,619	4,047,830
WPP plc	679,273	6,552,324
		1,204,171,726
United States — 13.0%
Alcon, Inc.	310,832	29,431,003
BP plc	10,610,494	62,719,822
Experian plc	580,402	27,383,366
Ferrovial SE	307,886	12,243,329
GSK plc	2,563,998	49,789,728
Haleon plc	4,223,824	18,945,553
Holcim AG	303,072	28,322,201
Nestle SA (Registered)	1,654,978	167,637,113
QIAGEN NV *	139,685	6,215,138
Roche Holding AG	437,157	141,533,781
Roche Holding AG	18,305	6,438,090

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Sanofi SA	714,414	73,650,750
Schneider Electric SE	352,921	85,066,405
Shell plc	4,013,807	146,358,994
Stellantis NV	1,337,718	22,291,834
Swiss Re AG	176,464	21,755,085
Tenaris SA	285,997	4,537,867
		904,320,059
Total Common Stocks (Cost $6,598,214,882)		6,887,535,233
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	22,598,519	22,600,778
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	2,993,602	2,993,602
Total Investment of Cash Collateral from Securities Loaned (Cost $25,593,880)		25,594,380
Total Investments — 99.4% (Cost $6,623,808,762)		6,913,129,613
Other Assets Less Liabilities — 0.6%		41,017,141
NET ASSETS — 100.0%		6,954,146,754

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $24,618,306.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	13.4%
Banks	9.4
Oil, Gas & Consumable Fuels	5.4
Insurance	5.3
Semiconductors & Semiconductor Equipment	4.2
Textiles, Apparel & Luxury Goods	4.0
Food Products	3.5
Chemicals	3.3
Aerospace & Defense	3.3
Capital Markets	3.2
Electrical Equipment	2.8
Personal Care Products	2.8
Machinery	2.5
Software	2.4
Health Care Equipment & Supplies	2.2
Beverages	2.1
Diversified Telecommunication Services	2.0
Electric Utilities	2.0
Professional Services	1.9
Metals & Mining	1.9
Automobiles	1.8
Financial Services	1.6
Hotels, Restaurants & Leisure	1.5
Industrial Conglomerates	1.4
Multi-Utilities	1.4
Building Products	1.0
Construction & Engineering	1.0
Others (each less than 1.0%)	12.3
Short-Term Investments	0.4

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	824	09/20/2024	EUR	43,714,761	(279,857)
FTSE 100 Index	206	09/20/2024	GBP	22,132,607	410,700
					130,843

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$77,063,802	$—	$77,063,802
Austria	1,141,433	34,202,707	—	35,344,140
Belgium	—	90,490,587	—	90,490,587
Brazil	—	2,929,109	—	2,929,109
Chile	—	5,398,444	—	5,398,444
China	—	31,073,418	—	31,073,418
Denmark	—	404,456,134	—	404,456,134
Finland	3,901,661	107,692,263	—	111,593,924
France	—	956,663,967	—	956,663,967
Germany	—	853,056,728	—	853,056,728
Hong Kong	—	15,212,750	—	15,212,750
Ireland	—	18,234,567	—	18,234,567
Italy	1,030,905	281,859,399	—	282,890,304
Jordan	—	2,373,054	—	2,373,054
Luxembourg	7,311,388	11,722,082	—	19,033,470
Mexico	—	821,681	—	821,681
Netherlands	3,101,015	463,524,051	—	466,625,066
Norway	7,552,379	60,338,582	—	67,890,961
Poland	4,248,417	35,894,095	—	40,142,512
Portugal	3,040,671	13,197,350	—	16,238,021
Russia	—	—	23,881	23,881
Singapore	—	13,624,710	—	13,624,710
South Africa	—	23,221,118	—	23,221,118
Spain	—	263,858,235	—	263,858,235
Sweden	4,890,199	357,527,802	—	362,418,001
Switzerland	2,691,499	615,673,365	—	618,364,864
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	9,539,125	1,194,632,601	—	1,204,171,726
United States	—	904,320,059	—	904,320,059
Total Common Stocks	48,448,692	6,839,062,660	23,881	6,887,535,233
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	25,594,380	—	—	25,594,380
Total Investments in Securities	$74,043,072	$6,839,062,660	$23,881	$6,913,129,613
Appreciation in Other Financial Instruments
Futures Contracts	$410,700	$—	$—	$410,700
Depreciation in Other Financial Instruments
Futures Contracts	(279,857)	—	—	(279,857)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$130,843	$—	$—	$130,843

(a)	Value is zero.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$38,622,839	$663,000,000	$679,000,000	$(22,560)	$499	$22,600,778	22,598,519	$3,039,937	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	4,769,550	244,608,645	246,384,593	—	—	2,993,602	2,993,602	411,808	—
Total	$43,392,389	$907,608,645	$925,384,593	$(22,560)	$499	$25,594,380		$3,451,745	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.